Derivative Financial Instruments (The Location And Fair Value Amounts Of Derivative Instruments) (Detail) (Derivatives Not Designated As Hedging Instruments [Member])
In Thousands, unless otherwise specified
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Forward Exchange Contracts [Member] Other Current Liabilities [Member] USD ($)	Mar. 31, 2012 Forward Exchange Contracts [Member] Other Current Liabilities [Member] JPY (¥)	Mar. 31, 2011 Forward Exchange Contracts [Member] Other Current Liabilities [Member] JPY (¥)
Derivative Instruments And Hedging Activities [Line Items]
Total Derivative Liability, Fair value	$ 0	¥ 0	¥ 5,000	$ 0	¥ 0	¥ 5,000